Nature of Operations and Summary of Significant Accounting Policies Liquidity (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Line of Credit [Member]	Dec. 27, 2011 Line of Credit [Member]	Dec. 27, 2011 Maximum [Member] Line of Credit [Member]
Debt Instrument [Line Items]
Cash and cash equivalents	$ 1,229,000	$ 3,326,000	$ 1,654,000	$ 1,709,000
Working capital	3,800,000
Net cash used in operating activities	(415,000)	(1,263,000)
Net loss	(399,000)	(1,672,000)
Line of Credit Facility, Borrowing Capacity, Percent of Accounts Receivable							75.00%
Maximum borrowing capacity ABL						2,000,000
Line of Credit Facility, Current Borrowing Capacity					$ 794,000